Summary of accounting policies - New accounting pronouncements recently adopted (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
New accounting pronouncements adopted during the current year
Cumulative effect of change in accounting principle		¥ 19,294
Other comprehensive income (loss) before reclassifications		(29,247)	¥ (96,842)
Noncontrolling Interest [Member]
New accounting pronouncements adopted during the current year
Cumulative effect of change in accounting principle	[1]	11,330
Own credit adjustments [Member]
New accounting pronouncements adopted during the current year
Cumulative effect of change in accounting principle	[2]	19,294
Other comprehensive income (loss) before reclassifications		¥ (12,147)

[1]	Represents the adjustment to initially apply ASU 2015-02, "Amendments to the Consolidation analysis" ("ASU 2015-02").
[2]	Represents the adjustment to initially apply Accounting Standards Update ("ASU") 2016-01, "Recognition and Measurement of Financial Assets and Financial Liabilities."